Shareholder Report, Average Annual Return (Details) 195036_Hood River Emerging Markets Fund_Institutional Shares_TSR Annual {Institutional Shares}	7 Months Ended
Jun. 30, 2026
Institutional Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	82.21%
MSCI Emerging Markets Index Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index Net (USD)
Average Annual Return, Percent	29.93%